Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrecognized Tax Benefits [Roll Forward]
Beginning Balance	$ 115	$ 3	$ 81
Additions based on tax positions related to the current year	113	113	0
Additions for tax positions of prior years	1	0	0
Reductions for tax positions for prior years	(92)	(1)	0
Deconsolidation of CEOC	0	0	(78)
Acquisition of OpCo	67	0	0
Effect pf changes in federal tax law	(42)	0	0
Ending Balance	$ 162	$ 115	$ 3